Additional Information: Condensed Statements of Comprehensive Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income/(loss)	$ 14,557	$ 10,427	$ (4,086)
The Parent Company
Net income/(loss)	11,698	7,993	(7,306)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Foreign currency translation loss	(9,290)	(4,855)	(2,436)
Total Comprehensive income/(loss)	$ 2,408	$ 3,138	$ (9,742)